Cost of Sales	12 Months Ended
Dec. 31, 2025
Cost Of Sales [Abstract]
Cost of Sales
Note 21 - Cost of Sales (*)

	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Site maintenance	105,387	54,073	35,307
Payroll, salaries and associated expenses	9,115	8,800	6,646
Insurance	12,344	9,497	5,835
Municipal taxes	6,267	4,431	3,526
Lease	1,268	1,133	1,083
Expenses associated with facility construction services	-	2,762	397

Total	134,381	80,696	52,794

(*) Excluding depreciation and amortization